Note 03 - Summaries of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES

(3)    SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES

(a)     Basis of presentation and consolidation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP").

Lizhan Environmental, Resources and Lizhan Textile have all been under common control of Mr. Liu before and after the Reorganization. The Reorganization has been accounted for as a common control transaction using the “as if” pooling method of accounting. These consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout the periods presented and as if the Reorganization had occurred as of the beginning of the earliest period presented.

The consolidated financial statements include all accounts of the Company and its subsidiaries. All material inter-company balances and transactions have been eliminated on consolidation.

(b)     Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

(c)     Foreign currency translation

The Company uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The subsidiaries within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company’s financial statements are recorded as accumulated other comprehensive income. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2011	2010	2009

Balance sheet items, except for equity accounts	RMB6.3780=$1	RMB6.6905=$1	RMB6.8290=$1
	HK$7.7840=$1	HK$7.7599=$1	HK$7.7805=$1

Items in statements of income and cash flows	RMB6.5236=$1	RMB6.8054=$1	RMB6.8306=$1
	HK$7.7790=$1	HK$7.7656=$1	HK$7.7890=$1

There is no assurance that the RMB and HK$ amounts could have been, or could be, converted into U.S. dollars at the above rates.

(d)     Cash

Cash consists of cash on hand and at banks. Substantially all of the Company’s cash deposits are held with financial institutions located in the PRC. Management believes that these major financial institutions are of high credit quality. Restricted cash is excluded from cash and cash equivalents.

(e)     Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of any allowances for doubtful accounts.  The Company records an allowance for doubtful accounts based on specifically identified amounts that the Company believes to be uncollectible.  The Company reviews the accounts receivable on a periodic basis and makes allowances where there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history and settlement status, its current credit-worthiness as well as current economic trends.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure to its customers.

Based on the Company’s assessment of collectability as of the balance sheet dates, there has been $263,620 and nil allowance for doubtful accounts recognized as of September 30, 2011 and 2010 respectively.

(f)      Inventories

Inventories consist primarily of leather waste (which is used as raw materials for reconstitution as synthetic leather), ultrasuede grey cloth, polyurethane (“PU”) base, resin, PU leather and other fabrics, and are stated at the lower of cost or market. Cost is determined using the weighted average cost method. Costs of work-in-process and finished goods include raw materials, direct labor and overhead associated with the manufacturing process. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. The management also regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine if valuation allowance is required.

(g)     Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation.  Expenditures for major additions and betterments are capitalized.  Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets’ estimated useful lives. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life. Interest costs incurred during the construction period (i.e. the period of time necessary to bring a constructed fixed asset to the condition and location necessary for its intended use) is capitalized and amortized over the useful life of the asset.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the assets are placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed.

The estimated useful lives of the assets are as follows:

Buildings	30 years
Plant, machinery and equipment	5 - 10 years
Motor vehicles	8 years
Office equipment	5 years
Computer software	3 - 5 years

(h)     Intangible assets

The Company’s intangible assets include ten-year exclusive rights to use certain patents.  The Company accounts for its intangible assets pursuant to FASB ASC Subtopic 350-30, “General Intangibles Other Than Goodwill”. Under ASC 350-30-35, intangibles with definite lives are amortized on a straight-line basis over the lesser of their estimated useful lives or contractual terms. Accordingly, the Company amortizes the exclusive rights to use the patents over 10 years on a straight-line basis.

(i)      Land use right

Land use rights represent the prepayments for the use of the parcels of land in the PRC where the Company’s production facilities located, and are charged to expense over their respective lease periods. According to the laws of the PRC, the government owns all of the land in the PRC. Companies or individuals are authorized to use the land only through land use rights granted by the PRC government for a certain period (usually 50 years).

(j)      Impairment of long-lived assets

Long-lived assets, including intangible assets with definite lives and property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Based on the Company’s assessment, there have been no events or changes in circumstances that would indicate any impairment of long-lived assets as of September 30, 2011, 2010 and 2009.

(k)     Fair value measurements

FASB ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying values of cash and cash equivalents, trade and other receivables, trade and other payables, and short-term borrowings approximate fair values due to their short maturities.

There was no asset or liability measured at fair value on a non-recurring basis as of September 30, 2011 and 2010.

(l)      Revenue recognition

Revenue is recognized when the following four criteria are met as prescribed by U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104 (“SAB 104”): (i) persuasive evidence of an arrangement exists, (ii) product delivery has occurred or the services have been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

The Company generates its revenue primarily from the sales of synthetic leather and other fabrics. Sales of products are generally recognized when title transfers and the risks and rewards of ownership have passed to customers and when the selling price has been fixed and collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), after-sale warranty or price protection. There are no customer acceptance provisions associated with the Company’s products.

The Company is subject to value added tax at 17% on the revenues earned for products sold in the PRC. The Company records its revenue net of value added and other taxes, sales discounts and returns. There were USD1,633,985 of product returns for the year ended September 30, 2011 which have not been resold, and USD245,098 provision for impairment has been made for the inventory as of September 30, 2011.

There were insignificant product returns for the two years ended September 30, 2010 and hence no provision has been made for the inventory as of September 30, 2010 and 2009, respectively.

(m)   Nonmonetary transactions

The Company accounts for nonmonetary transactions based on the fair value of the assets (or services) involved in accordance with the requirements of FASB ASC Topic 845, “Nonmonetary Transactions”.

(n)     Advertising costs

The Company expenses advertising costs as incurred. Advertising expenses are included in selling and marketing expenses and amounted to $203,506, $24,174 and $40,220 for the years ended September 30, 2011, 2010 and 2009, respectively.

(o)     Shipping and handling costs

Shipping and handling costs are charged to expense when incurred and are included in selling and marketing expenses. Shipping and handling costs charged to operations were $236,569, $219,852 and $116,388 for the years ended September 30, 2011, 2010 and 2009, respectively.

(p)     Income taxes

The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

FASB ASC Topic 740 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

(q)     Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated statements of changes in equity and comprehensive income, consisted of cumulative foreign currency translation adjustment in each of the three years ended September 30, 2011, 2010 and 2009.

(r)      Commitments and contingencies

The Company is subject to lawsuits, investigations and other claims related to operations, product, taxing authorities, environmental and other matters out of the normal course of business, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.  A determination of the amount of reserves and disclosures required, if any, for these contingencies are made after considerable analysis of each individual issue. The Company accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated.

(s)      Pension and employee benefits

Full time employees of the Company’s PRC subsidiary participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  PRC labor regulations require the Company to accrue for these benefits based on certain percentages of the employees' salaries. Costs for pension and employee benefits for the years ended September 30, 2011, 2010 and 2009 were $153,131, $104,798 and $51,763, respectively.

(t)      Government grant

Government grants are recognized initially as deferred income in the balance sheet at fair value when there is reasonable assurance that they will be received and the Company will comply with the conditions associated with the grant. Grants that compensate the Company for expenses incurred are recognized in consolidated statements of operations as other income on a systematic basis in the same periods in which the expenses are recognized. Grants that compensate the Company for the cost of an asset are recognized in consolidated statements of income and comprehensive income on a systematic basis over the useful life of the asset.

(u)     Research and development costs

Research and development costs are charged to expense as incurred. Research and development costs mainly consist of salary for the research and development staff and depreciation for plant and machinery. The Company recorded $92,522, $136,398 and $64,991 of research and development costs for the years ended September 30, 2011, 2010 and 2009, respectively.

(v)     Earnings per share

Basic earnings per share is computed on the basis of the weighted-average number of shares of the Company’s common stock outstanding during the fiscal years. Diluted earnings per share is computed on the basis of the weighted-average number of shares of the common stock plus any effect of dilutive potential common shares outstanding during the period using the if-converted method.

The following table sets forth the computation of basic and diluted net income per common share:

	For the Year ended
	2011	2010	2009

Net income attributable to Lizhan’s shareholder	$16,333,445	$8,186,807	$2,731,298

Weighted average
outstanding shares	13,314,080	11,084,983	10,937,500

Earnings per common stock:
Basic	$0.12	$0.74	$0.25
Diluted	$0.12	$0.74	$0.25

(w)    Stock-based compensation

The Company will recognize all stock-based payments to employees and to non-employee directors as compensation for service on the Board of Directors as compensation expense in the consolidated financial statements based on the fair value of such payments. Stock-based compensation expense recognized in each period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period.

For share-based payments to consultants and other third-parties, compensation expense will be determined at the “measurement date”. The expense will be recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company will record compensation expense based on the fair value of the award at the reporting date. The awards to consultants and other third-parties will then be revalued, or the total compensation is recalculated based on the then current fair value, at each subsequent reporting date.